Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

	Year ended		Year ended		Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Stock options granted	—	—	—	—	507	2.55

Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the year ended December 31, 2025, is as follows:

	Outstanding Stock Options		Non-vested Stock Options
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Balance as at January 1, 2025	4,380	7.66	567	1.81
Granted	—	—	—	—
Vested	n/a	n/a	(434)	1.59
Exercised	(2,305)	4.98	n/a	n/a
Forfeited / expired	(159)	43.99	—	—
Balance as at December 31, 2025(1)	1,916	7.87	133	2.55
Exercisable stock options – as at December 31, 2025(1)	1,783	8.02

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options as at December 31, 2025 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	415	3.9	3.73	415	3.9	3.73
$5.00 – $9.99	994	2.4	8.42	861	1.6	8.82
$10.00 – $19.99	507	1.2	10.18	507	1.2	10.18
Options expected to vest and vested	1,916	2.4	7.87	1,783	2.0	8.02

Share-Based Payment Arrangement, Restricted Stock Unit, Activity

	Year ended		Year ended		Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $
Restricted stock units granted	32	9.27	344	9.59	377	5.81

A summary of the Company’s restricted stock unit activity (excluding dividend equivalents) and related information for the year ended December 31, 2025, is as follows:

	Outstanding RSUs(1)		Non-vested RSUs(1)
	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $	RSUs (000’s) #	Weighted-Average Grant Date Fair Value $
Balance as at January 1, 2025	1,541	4.74	704	6.39
Granted	32	9.27	32	9.27
Vested	n/a	n/a	(444)	5.44
Settled(2)	(709)	3.79	n/a	n/a
Forfeited	—	—	—	—
Balance as at December 31, 2025(1)	864	5.70	292	8.18
Deferred RSUs – as at December 31, 2025(1)	572	4.43
(1) Outstanding RSUs include non‑vested RSUs, as well as RSUs that are vested but deferred. As at December 31, 2025, the Company's outstanding RSUs had an aggregate fair value of $7.8 million which included deferred (i.e. non-forfeitable) restricted stock units with an aggregate fair value of $5.2 million.
(2) During the year ended December 31, 2025, the Company issued 355,770 common shares in settlement of RSUs, net of tax withholding (2024 – 278,188, 2023 – 362,113), equivalent to an aggregate fair value of $3.1 million (2024 – $2.5 million, 2023 - $2.1 million). The settlements pertained to RSUs that vested during the year and to RSUs that were previously deferred in prior periods and released in the current period.